UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended								12 Months Ended
	Nov. 22, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Stock issued to fund a portion of the purchase of Holiday Portfolio	57,950,952
Total other revenues		$ 34,898	$ 24,912	$ 14,013	$ 13,500	$ 10,980	$ 8,071	$ 515	$ 509	$ 87,323	$ 20,075
Income (loss) from continuing operations before income tax										113,736	394,942
Pro Forma
Total other revenues										174,948
Income (loss) from continuing operations before income tax										113,326
Holiday Portfolio
Period of triple net master leases										17 years
Holiday Portfolio | Pro Forma
Total other revenues											89,300
Income (loss) from continuing operations before income tax											$ 100